Maintenance rights and lease premium, net - Lease premium assets (Details) - Lease premium, net - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of lease premium [Line Items]
Gross carrying amount	$ 742,187	$ 790,042
Accumulated amortization	(458,575)	(449,075)
Net carrying amount	$ 283,612	$ 340,967